OTHER FINANCE EXPENSES AND INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other finance expenses and income, net [Abstract]
Schedule of Other Finance Expenses and Income, Net
	For the year ended 31 December
	2021	2020	2019
	U.S. dollars (in thousands)
A. Finance income:
Currency exchange rate differences	-	-	53
Interest income	-	21	-
	-	21	53

B. Finance expenses:
Currency Exchange rate differences	637	197	-
Interest expense with respect to lease liabilities	786	461	366
Bank charges	46	89	16
Interest expense	32	-	-
	1,501	747	382